Income Taxes (Details) - Schedule of deferred tax assets - Nukkleus Inc.[Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets
Net operating loss carry-forwards	$ 1,129,699	$ 577,215
Accrued directors’ compensation	66,678	42,635
Stock-based compensation	549,722	10,521
Impairment of digital assets	169
Capitalized SPAC acquisition related professional fee	236,198
Total deferred tax assets, gross	1,982,466	630,371
Valuation allowance	(1,982,320)	(630,371)
Total deferred tax assets, net	146
Deferred tax liabilities
Unrealized foreign currency exchange gain	(146)
Total deferred tax liabilities	(146)
Net deferred tax assets